ACCOUNTS RECEIVABLE, NET	3 Months Ended
Mar. 31, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	As of
	March 31, 2025	December 31, 2024
Trade receivables	$179,835	$152,471
Less: allowance for credit losses	(15,030)	(15,206)
Total	$164,805	$137,265

Trade receivables relate to the sale of services, for which credit is extended based on the Company’s evaluation of the customer’s creditworthiness. The gross contractual amounts of trade receivables at March 31, 2025, and December 31, 2024, were $179.8 million and $152.5 million, respectively. The movement in the allowance for credit losses is as follows (in US$ thousands):

	For the three-month period ended
	March 31, 2025	March 31, 2024

Allowance for credit losses at beginning of period	$(15,206)	$(9,720)
Decrease (increase) to allowance for the period	16	(1,641)
Write-off of credit losses	160	113
Allowance for credit losses at end of period	$(15,030)	$(11,248)